Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
November 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SST-NPRT1-0122
1.9899557.101
Nonconvertible Bonds - 40.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,967,767
NTT Finance Corp.:
0.373% 3/3/23 (b)	3,840,000	3,828,814
0.583% 3/1/24 (b)	1,597,000	1,581,883
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (c)(d)	2,637,000	2,648,603
0.75% 3/22/24	1,969,000	1,956,719
		14,983,786
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	1,000,000	1,019,543
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,374,000	5,468,937
Comcast Corp. 3.1% 4/1/25	224,000	236,181
Discovery Communications LLC 2.95% 3/20/23	3,000,000	3,077,247
		8,782,365
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	3,440,000	3,638,962
TOTAL COMMUNICATION SERVICES		28,424,656
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.6%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	5,956,000	6,167,143
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 0.985% 5/4/23 (b)(c)(d)	2,870,000	2,895,535
0.75% 3/1/24 (b)	3,927,000	3,895,378
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	2,500,000	2,534,475
1.05% 3/8/24	984,000	977,680
1.2% 10/15/24	4,500,000	4,487,901
1.25% 1/8/26	3,096,000	3,019,180
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	4,500,000	4,479,907
2.9% 5/13/22 (b)	1,683,000	1,700,230
		30,157,429
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 2.05% 4/23/22	4,589,000	4,616,895
TOTAL CONSUMER DISCRETIONARY		34,774,324
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,948,201
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	667,000	664,952
0.8% 2/10/24 (b)	2,817,000	2,786,757
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,272,186
		7,723,895
Food Products - 0.3%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,987,831
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,751,771
		6,739,602
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	638,194
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,505,411
BAT International Finance PLC 1.668% 3/25/26	3,286,000	3,236,990
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,744,725
3.75% 7/21/22 (b)	2,978,000	3,019,119
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	3,048,173
2.875% 5/1/24	3,258,000	3,403,714
		22,596,326
TOTAL CONSUMER STAPLES		42,008,024
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,231,279
Chevron Corp. 1.141% 5/11/23	3,083,000	3,104,752
Enbridge, Inc. 0.55% 10/4/23	5,000,000	4,963,731
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,910,462
4.2% 9/15/23	952,000	997,600
4.25% 3/15/23	2,222,000	2,294,279
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,594,395
Equinor ASA 1.75% 1/22/26	690,000	696,184
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,892,276
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,215,323
Marathon Petroleum Corp. 4.5% 5/1/23	6,527,000	6,819,346
MPLX LP:
1.75% 3/1/26	4,929,000	4,878,285
4.5% 7/15/23	2,562,000	2,678,980
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,351,983
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,465,922
3.7% 4/6/23	2,697,000	2,796,197
3.85% 4/9/25	3,943,000	4,222,558
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,354,039
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,085,000	3,106,504
Shell International Finance BV 3.5% 11/13/23	896,000	941,997
The Williams Companies, Inc. 3.6% 3/15/22	5,256,000	5,275,047
Valero Energy Corp. 1.2% 3/15/24	3,986,000	3,967,558
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	1,253,000	1,246,484
		70,005,181
FINANCIALS - 21.4%
Banks - 11.7%
Bank of America Corp.:
0.81% 10/24/24 (c)	3,000,000	2,981,176
0.976% 4/22/25 (c)	4,000,000	3,965,971
3.004% 12/20/23 (c)	12,232,000	12,507,586
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	5,000,000	5,008,500
0.8% 6/15/23	5,422,000	5,429,172
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,263,787
2.852% 5/7/26 (c)	2,387,000	2,463,546
3.684% 1/10/23	3,000,000	3,009,434
4.338% 5/16/24 (c)	3,000,000	3,141,132
BBVA U.S.A. 2.5% 8/27/24	5,418,000	5,611,832
BNP Paribas SA 3.5% 3/1/23 (b)	10,101,000	10,439,017
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,987,540
0.95% 6/23/23	8,205,000	8,226,710
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,278,744
3.106% 4/8/26 (c)	3,286,000	3,444,678
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,000,000	7,172,154
Danske Bank A/S 3.875% 9/12/23 (b)	3,715,000	3,885,549
DNB Bank ASA 0.856% 9/30/25 (b)(c)	5,000,000	4,944,036
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,449,351
1.162% 11/22/24 (c)	5,000,000	4,992,100
1.645% 4/18/26 (c)	3,331,000	3,315,659
Intesa Sanpaolo SpA:
3.125% 7/14/22 (b)	1,000,000	1,014,275
3.25% 9/23/24 (b)	4,970,000	5,189,122
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	4,000,000	3,994,591
0.824% 6/1/25 (c)	3,418,000	3,377,180
1.514% 6/1/24 (c)	6,888,000	6,943,032
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	2,769,000	2,759,101
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	3,944,000	3,933,592
0.953% 7/19/25 (c)	3,500,000	3,465,026
0.962% 10/11/25 (c)	5,000,000	4,941,277
2.193% 2/25/25	4,466,000	4,579,375
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,087,000	2,080,670
NatWest Group PLC:
2.359% 5/22/24 (c)	2,599,000	2,648,265
3.875% 9/12/23	6,951,000	7,266,194
NatWest Markets PLC:
0.8% 8/12/24 (b)	2,224,000	2,193,902
3.625% 9/29/22 (b)	5,000,000	5,129,571
PNC Bank NA 2.028% 12/9/22 (c)	2,558,000	2,558,739
Rabobank Nederland 3.95% 11/9/22	5,000,000	5,143,689
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,985,450
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4997% 10/26/23 (c)(d)	5,000,000	5,020,975
1.6% 4/17/23	3,286,000	3,328,274
2.55% 7/16/24	4,245,000	4,401,659
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	1,000,000	1,025,010
3.5% 6/7/24	3,539,000	3,703,568
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,060,000	5,054,399
Synovus Bank 2.289% 2/10/23 (c)	1,009,000	1,010,947
Synovus Financial Corp. 3.125% 11/1/22	7,000,000	7,113,124
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (c)(d)	3,616,000	3,628,334
0.75% 6/12/23	8,265,000	8,271,617
Wells Fargo & Co.:
1.654% 6/2/24 (c)	4,022,000	4,064,187
2.164% 2/11/26 (c)	9,858,000	10,058,957
		227,401,776
Capital Markets - 4.8%
Credit Suisse AG:
0.52% 8/9/23	3,750,000	3,731,405
1% 5/5/23	3,943,000	3,955,087
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,255,425
0.962% 11/8/23	3,081,000	3,071,671
1.447% 4/1/25 (c)	2,890,000	2,879,618
2.222% 9/18/24 (c)	12,004,000	12,174,614
Goldman Sachs Group, Inc.:
0.523% 3/8/23	3,350,000	3,339,132
0.627% 11/17/23 (c)	3,500,000	3,490,928
2.905% 7/24/23 (c)	6,153,000	6,232,876
2.908% 6/5/23 (c)	4,197,000	4,241,530
Intercontinental Exchange, Inc. 0.7% 6/15/23	3,425,000	3,415,917
Moody's Corp. 4.875% 2/15/24	2,500,000	2,685,458
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (c)(d)	6,672,000	6,676,337
0.56% 11/10/23 (c)	4,250,000	4,237,026
0.731% 4/5/24 (c)	4,000,000	3,989,791
0.79% 5/30/25 (c)	4,350,000	4,283,482
2.75% 5/19/22	3,159,000	3,191,953
3.737% 4/24/24 (c)	2,949,000	3,059,738
4% 7/23/25	3,286,000	3,564,699
4.875% 11/1/22	5,000,000	5,188,838
UBS AG London Branch 0.375% 6/1/23 (b)	4,081,000	4,055,771
UBS Group AG 1.008% 7/30/24 (b)(c)	4,110,000	4,107,480
		92,828,776
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (c)(d)	5,000,000	4,995,850
1.15% 10/29/23	4,000,000	3,987,935
1.65% 10/29/24	2,707,000	2,702,118
1.75% 1/30/26	2,616,000	2,564,506
4.125% 7/3/23	1,217,000	1,269,077
4.875% 1/16/24	986,000	1,053,569
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,879,933
5.125% 9/30/24	3,126,000	3,425,126
Capital One Financial Corp. 2.6% 5/11/23	2,196,000	2,250,759
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,381,172
4.14% 2/15/23	1,769,000	1,806,609
Hyundai Capital America 1% 9/17/24 (b)	4,487,000	4,427,739
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,916,301
4.375% 3/19/24	3,952,000	4,189,971
Toyota Motor Credit Corp. 2.9% 3/30/23	3,603,000	3,712,087
		47,562,752
Diversified Financial Services - 0.9%
AIG Global Funding 0.8% 7/7/23 (b)	1,383,000	1,383,661
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,279,179
1% 4/16/24 (b)	4,000,000	3,982,380
Equitable Holdings, Inc. 3.9% 4/20/23	3,200,000	3,327,797
Jackson Financial, Inc. 1.125% 11/22/23 (b)	5,000,000	4,997,202
USAA Capital Corp. 1.5% 5/1/23 (b)	674,000	682,301
		17,652,520
Insurance - 1.6%
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,400,067
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,960,551
1.1% 11/12/24 (b)	5,000,000	4,959,992
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,682,354
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	2,778,000	2,787,892
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (b)(c)(d)	4,189,000	4,199,811
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,693,304
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	1,828,000	1,835,851
Protective Life Global Funding 0.502% 4/12/23 (b)	5,000,000	4,983,251
		31,503,073
TOTAL FINANCIALS		416,948,897
HEALTH CARE - 2.6%
Biotechnology - 0.8%
AbbVie, Inc.:
2.3% 11/21/22	4,395,000	4,461,266
2.9% 11/6/22	8,000,000	8,160,724
3.25% 10/1/22	2,000,000	2,030,742
		14,652,732
Health Care Providers & Services - 0.8%
Anthem, Inc.:
0.45% 3/15/23	4,206,000	4,188,098
3.125% 5/15/22	3,580,000	3,622,821
Cigna Corp.:
0.613% 3/15/24	990,000	978,082
3.05% 11/30/22	2,467,000	2,523,011
Humana, Inc. 0.65% 8/3/23	4,595,000	4,570,272
		15,882,284
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,545,958
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	5,000,637
		9,546,595
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,233,952
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,302,000	3,594,428
Mylan NV 3.125% 1/15/23 (b)	3,221,000	3,300,045
		10,128,425
TOTAL HEALTH CARE		50,210,036
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	4,227,000	4,228,581
1.95% 2/1/24	1,500,000	1,520,762
4.875% 5/1/25	2,307,000	2,528,461
		8,277,804
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,746,973
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,374,238
Industrial Conglomerates - 0.3%
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,611,875
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,579,255
		5,191,130
Machinery - 0.4%
Caterpillar Financial Services Corp. 0.25% 3/1/23	5,000,000	4,979,006
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (c)(d)	2,478,000	2,478,126
		7,457,132
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24 (e)	7,345,000	7,338,265
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,303,347
0.8% 8/18/24	1,945,000	1,908,867
3.5% 1/15/22	3,058,000	3,068,964
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,717,428
		9,998,606
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (b)	476,000	480,648
TOTAL INDUSTRIALS		46,864,796
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	3,085,000	3,272,144
IT Services - 0.3%
PayPal Holdings, Inc. 1.35% 6/1/23	1,647,000	1,664,164
The Western Union Co.:
2.85% 1/10/25	775,000	805,886
4.25% 6/9/23	2,949,000	3,087,793
		5,557,843
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (c)(d)	2,353,000	2,356,977
Microchip Technology, Inc. 0.983% 9/1/24 (b)	2,203,000	2,171,176
		4,528,153
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,358,081
1% 8/15/24	2,883,000	2,862,478
		7,220,559
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	3,511,000	3,519,362
TOTAL INFORMATION TECHNOLOGY		24,098,061
MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	1,975,000	2,042,186
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	719,000	719,411
The Mosaic Co. 3.25% 11/15/22	1,116,000	1,140,787
Westlake Chemical Corp. 0.875% 8/15/24	1,332,000	1,318,615
		5,220,999
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,438,603
Crown Castle International Corp. 1.35% 7/15/25	342,000	338,536
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,689,677
		3,466,816
UTILITIES - 3.7%
Electric Utilities - 2.4%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	3,803,000	3,801,888
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	3,198,000	3,196,375
Edison International 2.95% 3/15/23	5,000,000	5,088,371
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	4,500,000	4,493,970
Exelon Corp. 3.497% 6/1/22 (c)	3,112,000	3,144,060
FirstEnergy Corp.:
1.6% 1/15/26	365,000	358,200
2.05% 3/1/25	2,028,000	2,017,860
Florida Power & Light Co. 2.85% 4/1/25	926,000	969,166
ITC Holdings Corp. 2.7% 11/15/22	2,247,000	2,286,465
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	5,000,000	4,991,900
0.65% 3/1/23	3,500,000	3,495,528
2.75% 5/1/25	3,173,000	3,303,693
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	1,790,000	1,790,005
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (c)(d)	2,857,000	2,857,005
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (c)(d)	3,695,000	3,688,977
0.6% 2/26/24	1,338,000	1,320,602
		46,804,065
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)	2,686,000	2,686,184
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (c)(d)	3,570,000	3,564,349
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	747,703
ONE Gas, Inc. 0.85% 3/11/23	5,000,000	4,992,123
		11,990,359
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24 (b)	2,029,000	2,000,840
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	3,063,000	3,062,847
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	2,476,000	2,476,572
DTE Energy Co. 2.25% 11/1/22	3,961,000	4,018,477
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,469,837
		11,027,733
TOTAL UTILITIES		71,822,997
TOTAL NONCONVERTIBLE BONDS (Cost $795,837,934)		793,844,787

U.S. Treasury Obligations - 33.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 5/15/24	289,625,000	286,400,658
0.25% 7/31/25	59,359,800	57,757,549
0.375% 10/31/23 (f)	60,000,000	59,835,937
0.375% 8/15/24 (f)	70,000,000	69,283,593
0.375% 4/30/25	65,643,900	64,374,613
2.125% 3/31/24	56,101,500	57,997,117
2.375% 8/15/24	54,665,500	57,012,273
TOTAL U.S. TREASURY OBLIGATIONS (Cost $659,924,083)		652,661,740

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.3%
3.5% 9/1/29	795,849	840,640
4.5% 3/1/39	365,802	398,273
4.5% 6/1/39	196,625	214,079
4.5% 8/1/39	482,964	527,193
4.5% 9/1/49	3,042,366	3,306,485
5.5% 11/1/34	754,210	850,404
7.5% 11/1/31	158	184
TOTAL FANNIE MAE		6,137,258
Freddie Mac - 0.8%
2% 1/1/32	7,121,178	7,321,462
2.5% 11/1/28	5,422,520	5,623,971
3% 2/1/34	2,448,131	2,564,477
4% 4/1/26	102,207	107,672
8.5% 5/1/26	746	810
8.5% 8/1/26	966	1,062
8.5% 5/1/27	91	100
8.5% 6/1/27	1,627	1,816
8.5% 7/1/27	382	431
8.5% 8/1/27	27	29
8.5% 8/1/27	544	609
8.5% 8/1/27	6,440	7,319
8.5% 8/1/27	203	211
8.5% 8/1/27	1,235	1,380
8.5% 7/1/28	599	663
TOTAL FREDDIE MAC		15,632,012
Ginnie Mae - 0.0%
7% 1/15/25	56	59
7% 11/15/27	231	256
7% 1/15/28	995	1,101
7% 1/15/28	213	237
7% 2/15/28	74	82
7% 3/15/28	928	1,033
7% 4/15/28	9,589	10,518
7% 4/15/28	201	225
7% 4/15/28	759	843
7% 6/15/28	559	625
7% 6/15/28	2,371	2,657
7% 6/15/28	310	347
7% 7/15/28	379	420
7% 7/15/28	6,522	7,282
7% 7/15/28	728	816
7% 8/15/28	396	437
7% 8/15/28	3,615	4,029
7% 8/15/28	304	335
7% 8/15/28	1,124	1,259
7% 9/15/28	3,084	3,467
7% 9/15/28	1,750	1,911
7% 9/15/28	1,204	1,350
7% 9/15/28	2,781	3,087
7% 10/15/28	189	213
7% 10/15/28	1,262	1,418
7% 10/15/28	944	1,063
7% 11/15/28	482	537
7% 11/15/28	2,012	2,254
7% 12/15/28	626	697
7% 12/15/28	333	371
7% 1/15/29	1,854	2,077
7% 1/15/29	439	490
7% 4/15/29	67	76
7% 4/15/29	836	943
7% 4/15/29	647	693
7% 5/15/29	629	706
7% 6/15/29	254	279
7% 7/15/29	309	345
7% 7/15/29	1,333	1,506
7% 7/15/29	237	268
7% 8/15/29	201	225
7% 12/15/29	282	317
7% 2/15/30	1,705	1,942
7% 2/15/30	3,453	3,935
7% 1/15/31	314	358
7% 2/15/31	213	242
7% 3/15/31	481	551
7% 3/15/31	391	448
7% 5/15/31	4,071	4,627
7% 7/15/31	2,778	3,162
7% 7/15/31	505	573
7% 1/15/32	247	279
7% 2/15/32	321	368
7% 3/15/32	1,617	1,849
7% 3/15/32	894	1,029
7% 4/15/32	2,466	2,836
7% 4/15/32	640	731
7% 5/15/32	609	700
7% 6/15/32	537	619
7% 6/15/32	702	802
7% 6/15/32	4,183	4,813
7% 8/15/32	725	837
7% 8/15/32	13,355	15,422
7% 8/15/32	184	212
TOTAL GINNIE MAE		103,189
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,047,989)		21,872,459

Asset-Backed Securities - 15.2%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	455,000	455,270
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	4,510,000	4,509,986
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	4,518,000	4,518,294
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,431,417	1,424,263
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/16/26	5,630,000	5,605,031
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	4,293,155	4,290,617
Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,616,329
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	3,925,000	3,929,561
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	5,035,867
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,615,272
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (b)	27,313	27,352
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/16/26	5,927,000	5,926,776
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	555,127	559,717
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,592,904
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	3,701,000	3,675,991
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,698,056
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,182,122	1,181,352
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	1,244,000	1,243,481
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (b)(c)(d)	4,739,000	4,740,175
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	4,220,000	4,220,532
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	925,611	934,013
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	262,297	262,879
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	854,186	857,973
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (c)(d)	70,095	69,031
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	896,628	900,975
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	840,253	840,768
Class A3, 0.57% 10/23/23 (b)	1,910,000	1,909,927
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,645,000	1,637,967
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,478,619
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	517,825	519,497
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	3,167,000	3,158,850
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	5,000,000	4,995,056
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,613,000	2,603,740
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	4,580,000	4,577,886
Series 2021-3 Class A2, 0.52% 1/15/25	5,000,000	4,998,409
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	4,077,000	4,079,801
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	2,739,848	2,764,046
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,215,829	3,213,305
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,248,183	1,242,988
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,825,000	3,795,755
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	1,540,000	1,536,871
Series 2021-3A Class A2, 0.34% 1/16/24	2,312,488	2,311,436
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	754,624	754,229
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	3,431,000	3,435,117
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	317,118	319,228
Series 2020-B Class A, 0.5% 2/15/23	56,674	56,684
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,249,405
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	511,830	511,844
Series 2020-4 Class A3, 0.38% 8/18/25	3,026,000	3,019,899
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,575,000	1,571,154
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,406,000	3,390,324
HPEFS Equipment Trust:
Series 2020-2A Class A2, 0.65% 7/22/30 (b)	794,279	794,624
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	2,970,000	2,964,036
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (b)	2,512,000	2,509,490
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,311,520
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,416,000	1,435,987
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	3,336,000	3,336,207
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	3,305,000	3,305,142
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	56,863	56,945
Series 2021-2A Class A, 0.51% 9/15/31 (b)	2,276,474	2,272,749
Series 2021-3A Class A, 0.65% 12/15/31 (b)	2,326,000	2,320,125
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	1,366,177	1,369,406
Series 2020-A Class A3, 1.84% 12/15/22	1,121,739	1,125,575
Series 2020-B Class A3, 0.4% 11/15/23	1,570,000	1,569,677
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	355,213	355,260
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (b)	84,217	84,267
Class A3, 2.01% 12/12/24 (b)	2,632,070	2,662,715
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	3,111,000	3,118,130
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	3,572,000	3,576,401
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	1,531,809	1,528,487
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	4,380,000	4,385,282
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,502,000	4,452,223
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	3,715,149	3,715,647
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (c)(d)	136,961	137,088
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	823,924	822,086
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	17,415	17,382
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,766,471	2,754,860
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	2,530,000	2,522,226
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	3,244,000	3,239,929
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	3,766,000	3,756,287
Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,246,000	2,232,976
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (b)	270,205	271,130
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.666% 12/15/25 (b)(c)(d)	1,447,374	1,447,019
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	113,858	114,060
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	3,398,000	3,398,418
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (b)(c)(d)	4,807,000	4,807,000
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	4,433,000	4,432,996
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (b)(c)(d)	5,233,000	5,234,764
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(d)	86,419	80,949
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	1,885,000	1,888,002
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	3,226,000	3,203,861
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,402,641
Toyota Auto Receivables Owner Trust:
Series 2019-A Class A3, 2.91% 7/17/23	542,831	547,621
Series 2019-C Class A3, 1.91% 9/15/23	424,731	427,191
Series 2020-C Class A3, 0.44% 10/15/24	3,943,000	3,942,280
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	105,096	104,788
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,855,789	1,854,112
Series 2021-3 Class A, 0.83% 7/20/31 (b)	2,989,328	2,982,513
Series 2021-4 Class A, 0.84% 9/20/31 (b)	4,145,708	4,111,275
Series 2021-5 Class A, 1.31% 11/20/31 (b)	4,830,000	4,818,786
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	925,535	925,907
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,348,780	3,348,770
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,137,021	4,135,808
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,216,068
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,686,167
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	164,559	164,907
Series 2020-A Class A1A, 1.85% 7/22/24	3,967,000	4,004,015
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	1,225,067	1,228,296
Series 2020-A Class A3, 0.39% 1/22/24	4,446,000	4,442,667
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	27,858	27,900
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (b)	273,907	274,863
Series 2019-2A Class A3, 2.04% 11/15/23 (b)	1,512,481	1,523,670
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	4,300,000	4,300,340
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3711% 8/20/29 (b)(c)(d)	3,399,971	3,401,863
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	5,000,000	4,995,356
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,150,432
TOTAL ASSET-BACKED SECURITIES (Cost $295,347,961)		294,493,666

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.1%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	911,629	911,690
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,651,535	1,649,474
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	907,364	906,733
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,442,000	1,439,862
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	5,000,000	4,999,890
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.628% 8/25/60 (b)(c)(d)	295,980	296,213
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	3,662,000	3,696,826
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.375% 7/25/67 (b)(c)	4,273,000	4,271,479
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 9/10/22 (b)(c)(d)	6,000,000	6,001,473
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,340,892	1,330,418
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,888,848	1,893,726
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)	4,440,000	4,440,000
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,011,766	3,983,075
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,669,301	1,664,461
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	631,271	625,687
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,998,000	3,001,912
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	999	978
TOTAL PRIVATE SPONSOR		41,113,897
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.392% 5/25/45 (c)(d)	1,888,730	1,896,229
sequential payer Series 2001-40 Class Z, 6% 8/25/31	38,954	42,280
Series 2016-27:
Class HK, 3% 1/25/41	1,842,545	1,933,587
Class KG, 3% 1/25/40	857,946	900,437
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.442% 7/25/46 (c)(d)	2,233,870	2,248,621
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	135,863	136,403
Series 2015-4437 Class DE, 2% 10/15/32	159,849	160,587
Series 3949 Class MK, 4.5% 10/15/34	211,147	229,718
TOTAL U.S. GOVERNMENT AGENCY		7,547,862
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,788,510)		48,661,759

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,126,193
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	817,139	832,703
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)	2,278,000	2,274,241
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(d)	2,101,000	2,095,091
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(d)	1,700,000	1,694,825
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(d)	1,568,703	1,567,228
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	2,082,000	2,076,811
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	1,935,000	1,919,962
floater sequential payer Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	1,898,000	1,887,350
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(d)	2,104,341	2,099,727
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	3,378,983	3,378,982
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,775,447	3,759,749
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,296,635	2,258,645
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(d)	821,166	819,108
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(d)	3,039,362	3,033,645
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	1,284,000	1,281,580
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	1,779,687	1,801,033
Series 2014-GC21 Class AAB, 3.477% 5/10/47	557,654	575,167
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,423,609	1,481,892
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	298,122	297,997
Series 2014-CR18 Class ASB, 3.452% 7/15/47	2,385,169	2,438,181
Series 2012-CR4 Class ASB, 2.436% 10/15/45	718,974	724,702
Series 2013-LC6 Class ASB, 2.478% 1/10/46	435,207	438,419
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(c)(d)	3,927,000	3,926,999
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	537,258	543,319
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.09% 7/15/32 (b)(c)(d)	3,675,000	3,666,707
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(d)	2,887,000	2,873,447
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(d)	920,213	919,661
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,180,931	1,188,498
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(d)	1,243,000	1,243,369
sequential payer Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	2,261,740	2,275,670
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,395,614	3,409,607
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,761,506
Series 2017-GS8 Class A1, 2.222% 11/10/50	1,019,653	1,025,672
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,440,902	1,454,482
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	4,059,499	4,120,098
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	1,586,000	1,582,981
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	361,984	364,459
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	866,000	876,685
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,221,322	2,249,272
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,489,123
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	1,713,000	1,709,526
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(d)	434,739	434,058
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	995,000	990,952
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	933,712	970,969
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,462,448
Series 2019-H7 Class A1, 2.327% 7/15/52	1,314,385	1,333,009
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (b)(c)(d)	4,690,000	4,652,987
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	2,005,000	1,993,508
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(d)	2,222,139	2,217,571
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	576,107	581,287
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,785,089	1,859,036
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,100,070	2,198,084
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	86,557	87,620
Series 2013-C14 Class ASB, 2.977% 6/15/46	692,642	703,494
Series 2014-C20 Class ASB, 3.638% 5/15/47	482,890	498,253
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,934,063)		99,527,588

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Discover Bank 3.35% 2/6/23	3,368,000	3,459,491
First Republic Bank 1.912% 2/12/24 (c)	1,657,000	1,677,613
Truist Bank 1.25% 3/9/23	3,943,000	3,968,471
TOTAL BANK NOTES (Cost $9,120,544)		9,105,575

Commercial Paper - 1.8%
	Principal Amount (a)	Value ($)
Enel Finance America LLC yankee:
0.37% 7/11/22	5,500,000	5,486,406
0.4% 9/27/22	5,000,000	4,981,146
General Motors Financial Co., Inc.:
0.34% 1/20/22	5,000,000	4,997,585
0.36% 1/21/22	5,000,000	4,997,530
0.4% 3/28/22	7,000,000	6,990,708
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,979,467
Viatris, Inc. 0.68% 4/26/22	3,000,000	2,994,120
TOTAL COMMERCIAL PAPER (Cost $35,434,429)		35,426,962

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	16,608,441	16,611,762
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	105,948,000	105,958,595
TOTAL MONEY MARKET FUNDS (Cost $122,570,357)		122,570,357

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $2,089,005,870)	2,078,164,893
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(131,551,095)
NET ASSETS - 100.0%	1,946,613,798

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $447,185,373 or 23.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	35,820,642	222,855,617	242,064,497	3,760	-	-	16,611,762	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	107,181,700	1,223,105	8,135	-	-	105,958,595	0.3%
Total	35,820,642	330,037,317	243,287,602	11,895	-	-	122,570,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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